Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2022
Common Stock - 104.6%	Shares	Fair Value
Advertising, Public Relations, and Related Services - 2.3%
Omnicom Group, Inc. (b)	65,000	$4,898,400

Crude Petroleum - 5.1%
Diamondback Energy, Inc. (c)	47,500	5,992,600
EOG Resources, Inc.	45,000	5,016,600
		11,009,200

Cut and Sew Apparel Manufacturing - 3.2%
Ralph Lauren Corp. (c)	62,500	6,927,500

Depository Credit Intermediation - 2.3%
KeyCorp (a)	199,000	4,986,940

Drugs and Druggists' Sundries Merchant Wholesalers - 4.0%
Cardinal Health, Inc. (a)	168,000	8,663,760

Electronics and Appliance Stores - 3.0%
Best Buy Co, Inc. (c)	65,000	6,453,200

Health and Personal Care Stores - 3.5%
Walgreens Boots Alliance, Inc. (a)	150,000	7,464,000

Insurance Carriers - 6.9%
Allstate Corp. (a)	60,000	7,240,200
Unum Group (a)	300,000	7,614,000
		14,854,200

Investing - 4.1%
Main Street Capital Corp. - Class C (a)(c)	200,000	8,848,000

Motor Vehicles - 3.9%
Ford Motor Co.	415,000	8,424,500

National Commercial Banks - 3.3%
Citigroup, Inc. (a)	111,000	7,228,320

Natural Gas Transmission - 2.4%
Kinder Morgan, Inc. (a)	300,000	5,208,000

Nondepository Credit Intermediation - 4.7%
OneMain Holdings, Inc.	196,000	10,125,360

Oil and Gas Extraction - 1.5%
Southwestern Energy Co. (c)(e)	750,000	3,300,000

Other Food Manufacturing - 4.4%
Conagra Brands, Inc. (c)	274,000	9,524,240

Other Miscellaneous Manufacturing - 2.7%
British American Tobacco Plc ADR (a)	135,000	5,800,950

Petroleum Refining - 7.3%
Marathon Petroleum Corp. (c)	99,900	7,167,825
TotalEnergies SE ADR (b)	152,000	8,633,600
		15,801,425

Pharmaceutical Preparations - 7.3%
AbbVie, Inc.	65,000	8,897,850
Johnson & Johnson (b)	40,000	6,891,600
		15,789,450

Pipeline Transportation of Natural Gas - 4.8%
TC Energy Corp. (a)	200,000	10,330,000

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 4.5%
LyondellBasell Industries N.V. - Class A (Netherlands)	100,000	9,673,000

Radiotelephone Communications - 2.8%
Vodafone Group Plc ADR (a)	350,000	6,128,500

Residential Building Construction - 2.9%
MDC Holdings, Inc.	125,000	6,336,250

Retail - Variety Stores - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (c)(e)	45,000	2,157,300

Security Brokers, Dealers, and Flotation Companies - 4.4%
Jefferies Financial Group, Inc. (c)	150,000	5,496,000
Virtu Financial, Inc. - Class A	130,000	4,020,900
		9,516,900

Support Activities for Mining - 5.9%
ConocoPhillips (a)	60,000	5,317,200
Rio Tinto Plc ADR (c)	105,000	7,497,000
		12,814,200

Surety Insurance - 2.9%
Old Republic International Corp. (a)	240,000	6,151,200

Tobacco Manufacturing - 3.5%
Altria Group, Inc. (a)	150,000	7,632,000

Total Common Stock (Cost $211,468,995)		226,046,795

Master Limited Partnership - 12.1%	Shares	Fair Value
Investment Advice - 0.5%
AllianceBernstein Holding LP (a)	23,059	1,082,620

Natural Gas Transmission - 11.6%
Energy Transfer LP (a)(b)	1,100,500	10,531,785
Enterprise Products Partners LP (b)	300,000	7,092,000
MPLX LP (a)	224,000	7,351,680
		24,975,465

Total Master Limited Partnership (Cost $20,803,603)		26,058,085

Real Estate Investments Trusts (REITs) - 4.3%	Shares	Fair Value

Brandywine Realty Trust (a)	725,000	9,323,500

Total Real Estate Investment Trusts (REITs) (Cost $9,780,775)		9,323,500

Short-Term Investments: 3.1%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (d)	6,607,736	6,607,736
Total Short-Term Investments (Cost $6,607,736)		6,607,736

Investments Purchased with Proceeds from Securities Lending: 19.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)	41,001,114	41,001,114
Total Investments Purchased with Proceeds from Securities Lending (Cost 41,001,114)		41,001,114

Total Investments - 143.1% (cost $289,662,223)		309,037,230
Total Value of Options Written (Premiums received $145,360) - (0.1%)		(124,460)
Other Assets and Liabilities - (43.0)%		(92,856,733)
Total Net Assets Applicable to Common Stockholders - 100.0%		$216,056,037

Note: Percentages indicated are based on the net assets of the Fund.

ADR	American Depository Receipt
(a)	All or a portion of this security has been pledged as collateral in connection with the Fund's Special Custody Account Agreement.
As of January 31, 2022, the total value of securities pledged as collateral for the Special Custody Account Agreement was $107,330,520.
(b)	All or a portion of the security represents collateral for written options. The value of the securities segragated as collateral for written optoins is $32,281,460, which is 14.9% of total net assets.
(c)	All or a portion of this security is on loan.
(d)	Rate indicated is the seven-day yield as of January 31, 2022.
(e)	Non-income producing security.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
January 31, 2022
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Notional Amount	Fair Value
Call Options
AbbVie, Inc.	February 2022	140.00	180	(2,464,020)	$(19,620)
ConocoPhillips	February 2022	94.00	360	(3,190,320)	(13,320)
Ford Motor Co.	February 2022	20.50	700	(1,421,000)	(45,500)
LyondellBasell Industries N.V. - Class A (Netherlands)	February 2022	100.00	250	(2,418,250)	(34,500)
Marathon Petroleum Corp.	February 2022	75.00	360	(2,583,000)	(11,520)
					(124,460)

Total Value of Options Written (Premiums received $145,360)					$(124,460)

At January 31, 2022, the Funds' assets carried at market value were classified as follows:

High Income-Equity Fund

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$226,046,795	$-	$-	$226,046,795
Master Limited Partnerships	26,058,085	-	-	26,058,085
Real Estate Investment Trusts	9,323,500	-	-	9,323,500
Short-Term Investments (b)	6,607,736	-	-	6,607,736
Investments Purchased as
Securities Lending Collateral (c)	-	-	-	41,001,114
Total Investments in Securities	$268,036,116	$-	$-	$309,037,230
Liabilities
Written Options	$(124,460)	$-	$-	$(124,460)

(a) All industry classifications are identified in the Schedule of Investments.
(b) Short-term Investment is a sweep investment for cash balances in the Fund at January 31, 2022.

(c) Certain investments are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation to the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Fund did not hold any Level 2 or 3 securities during the period ended January 31, 2022